PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2013	2012
Cost
Buildings	$2,693,753	$2,439,083
Furniture, fixtures and equipment	449,732	430,941
Leasehold improvements	265,808	232,526
Plant and gaming machinery	162,763	153,660
Aircraft	54,632	54,632
Motor vehicles	10,055	7,629
Construction in progress	868,828	338,812

Sub-total	$4,505,571	$3,657,283
Less: accumulated depreciation	(1,196,725)	(973,189)

Property and equipment, net	$3,308,846	$2,684,094